Vacation Ownership Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	$ 609	$ 623
Less: current portion
Notes Receivable Noncurrent	526	539
Vacation Ownership Interest Securitized [Member]
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	441	510
Less: current portion
Notes receivable, current	(60)	(64)
Vacation Ownership Interest Unsecuritized [Member]
Notes receivable (net of reserves) related to vacation ownership loans
Net notes receivable	168	113
Less: current portion
Notes receivable, current	$ (23)	$ (20)